Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 135,105,117	$ 109,797,820
Trade and other current receivables, net	239,425,507	207,208,820
Current accounts payable to related parties	152,932,289	122,862,944
Trade and other current payables	275,331,618	309,883,528
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	36,662,291	40,584,214
Trade and other current receivables, net	114,285,494	105,768,269
Total Estimated Assets	150,947,785	146,352,483
Current accounts payable to related parties	16,666,536	20,942,895
Trade and other current payables	32,012,972	39,101,357
Total Estimated Liabilities	48,679,508	60,044,252
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	6,352,401	6,235,517
Trade and other current receivables, net	43,788,503	43,356,142
Total Estimated Assets	50,140,904	49,591,659
Current accounts payable to related parties	346,044	5,818,224
Trade and other current payables	11,079,172	41,338,368
Total Estimated Liabilities	$ 11,425,216	$ 47,156,592